2. SUMMARY OF SIGNIFICANT ACCOUNTING PRACTICES (Tables)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary Of Significant Accounting Practices Tables
Property and Equipment
Asset Category	Estimated Useful Life
Office Furniture and Equipment	5 years
Computer Equipment and Software	3 years

Asset Category	Estimated Useful Life
Office Furniture and Equipment	5 years
Computer Equipment and Software	3 years